Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Opening balance	$ 158.6	$ 140.8
(Decrease)/increase in liabilities	(7.1)	11.8
Liabilities settled	(1.1)
Accretion of liability	14.0	14.3	13.8
Translation	(27.5)	(8.3)
Closing balance	$ 136.9	$ 158.6	$ 140.8